March 15, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Asset Allocation Fund (“Asset Allocation Fund”)
(the “Fund”)

                No. 333-164952

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and class identifiers as follows:

For the Asset Allocation Fund new series identifier with Class A, Class B, Class C, Administrator Class and Institutional Class shares;

which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated February 17, 2010 with accession number 0000907244-10-000204.  This filing is being made solely for the purpose of obtaining identifiers for the Asset Allocation Fund new series identifier with Class A, Class B, Class C, Administrator Class and Institutional Class shares.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel